Schedule of Investments (unaudited) May 31, 2019	iShares® Edge MSCI Multifactor Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.6%
Globant SA(a)	23,490	$2,180,812

Brazil — 8.0%
Banco BTG Pactual SA	117,000	1,396,743
BB Seguridade Participacoes SA	468,000	3,567,627
Cia. de Saneamento Basico do Estado de Sao Paulo	234,000	2,642,842
Cia. Siderurgica Nacional SA	423,000	1,787,354
Hypera SA	252,000	1,945,493
IRB Brasil Resseguros S/A	99,000	2,576,671
Lojas Renner SA	549,000	6,176,671
M. Dias Branco SA	72,000	711,649
Magazine Luiza SA	54,000	2,703,863
Petrobras Distribuidora SA	234,000	1,527,360
Porto Seguro SA	68,000	920,703
Sul America SA	153,078	1,365,204
TIM Participacoes SA	567,000	1,593,348

		28,915,528

Chile — 0.4%
Cia. Cervecerias Unidas SA	103,590	1,406,503

China — 36.5%
51job Inc., ADR(a)(b)	16,650	1,171,328
Agile Group Holdings Ltd.	900,000	1,139,844
Alibaba Group Holding Ltd., ADR(a)	55,620	8,301,841
Angang Steel Co. Ltd., Class A	9,000	6,607
Angang Steel Co. Ltd., Class H	1,073,800	483,450
Anhui Conch Cement Co. Ltd., Class A	36,000	205,361
Anhui Conch Cement Co. Ltd., Class H	855,000	4,994,420
ANTA Sports Products Ltd.	90,000	550,982
BAIC Motor Corp. Ltd., Class H(c)	1,080,000	668,065
Beijing Capital International Airport Co. Ltd., Class H	1,080,000	913,252
Beijing Enterprises Holdings Ltd.	315,000	1,582,925
BOC Aviation Ltd.(c)	144,000	1,200,222
BYD Electronic International Co. Ltd.	495,000	651,536
China Agri-Industries Holdings Ltd.	1,710,000	516,890
China Aoyuan Group Ltd.(b)	810,000	875,028
China Cinda Asset Management Co. Ltd., Class H	5,760,000	1,337,049
China CITIC Bank Corp. Ltd., Class H	6,030,000	3,422,400
China Communications Services Corp. Ltd., Class H	1,620,000	1,212,849
China Conch Venture Holdings Ltd.	1,125,000	3,651,689
China Everbright Ltd.	630,000	1,007,608
China Longyuan Power Group Corp. Ltd., Class H	2,160,000	1,363,680
China Medical System Holdings Ltd.	990,000	871,240
China Mobile Ltd.	1,215,000	10,607,260
China Oriental Group Co. Ltd.	720,000	417,828
China Reinsurance Group Corp., Class H	3,870,000	705,831
China Resources Cement Holdings Ltd.	1,620,000	1,405,003
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	18,000	71,526
China Telecom Corp. Ltd., Class H	9,540,000	4,794,000
China Zhongwang Holdings Ltd.	1,224,000	583,857
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,620,000	828,539
COSCO SHIPPING Ports Ltd.	1,260,000	1,224,557
CSPC Pharmaceutical Group Ltd.	3,180,000	5,126,579
Daqin Railway Co. Ltd., Class A	306,000	368,975
Dongfeng Motor Group Co. Ltd., Class H	1,800,000	1,483,059
Guangzhou R&F Properties Co. Ltd., Class H	612,000	1,158,347
Haitian International Holdings Ltd.	450,000	889,606

Security	Shares	Value

China (continued)
Henan Shuanghui Investment & Development Co. Ltd., Class A	54,070	$195,515
Hithink RoyalFlush Information Network Co. Ltd., Class A	9,000	109,677
Hua Hong Semiconductor Ltd.(c)	270,000	567,511
Huaneng Renewables Corp. Ltd., Class H	3,240,000	876,061
Hundsun Technologies Inc., Class A	18,000	161,849
Jiangsu Expressway Co. Ltd., Class H	900,000	1,253,483
Kingboard Holdings Ltd.	450,000	1,182,315
Kingboard Laminates Holdings Ltd.	720,000	614,345
Kingdee International Software Group Co. Ltd.(b)	1,530,000	1,703,567
Lee & Man Paper Manufacturing Ltd.	900,000	585,418
Li Ning Co. Ltd.(a)	1,350,000	2,234,920
Logan Property Holdings Co. Ltd.	900,000	1,329,243
Luye Pharma Group Ltd.(c)	765,000	575,661
Maanshan Iron & Steel Co. Ltd., Class A	81,000	39,722
Maanshan Iron & Steel Co. Ltd., Class H	1,260,000	536,748
New Hope Liuhe Co. Ltd., Class A	90,000	267,411
Nexteer Automotive Group Ltd.	630,000	771,374
Nine Dragons Paper Holdings Ltd.	1,080,000	860,909
Noah Holdings Ltd., ADR(a)(b)	21,060	805,545
PICC Property & Casualty Co. Ltd., Class H	4,681,000	5,056,797
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,440,000	1,252,565
Shanghai Industrial Holdings Ltd.	360,000	750,253
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	585,000	1,154,996
Shenzhen International Holdings Ltd.	630,000	1,107,244
Shimao Property Holdings Ltd.	765,000	2,190,439
Shui On Land Ltd.	2,385,000	541,454
Sihuan Pharmaceutical Holdings Group Ltd.	2,880,000	646,485
Sino Biopharmaceutical Ltd.	4,680,000	4,721,454
Sinolink Securities Co. Ltd., Class A	63,000	83,053
Sino-Ocean Group Holding Ltd.	2,070,000	826,358
Sinopec Engineering Group Co. Ltd., Class H	990,000	805,581
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,340,000	1,020,694
Sinotruk Hong Kong Ltd.	450,000	852,874
SSY Group Ltd.	1,080,000	858,154
Sun Art Retail Group Ltd.	1,620,000	1,413,268
Tencent Holdings Ltd.	234,000	9,729,419
Tong Ren Tang Technologies Co. Ltd., Class H	360,000	460,988
Towngas China Co. Ltd.	669,000	504,275
Uni-President China Holdings Ltd.	900,000	956,183
Weichai Power Co. Ltd., Class A	170,994	288,560
Weichai Power Co. Ltd., Class H	1,260,000	1,915,580
Weifu High-Technology Group Co. Ltd., Class A	18,000	51,042
Yuexiu Property Co. Ltd.	4,500,000	1,021,612
Yum China Holdings Inc.	192,600	7,705,926
Yuzhou Properties Co. Ltd.	1,260,000	573,710
YY Inc., ADR(a)	33,210	2,273,225
Zhejiang Expressway Co. Ltd., Class H	900,000	940,113
Zhongsheng Group Holdings Ltd.(b)	405,000	1,019,661

		131,186,470

Czech Republic — 0.3%
Moneta Money Bank AS(c)	370,800	1,207,653

India — 4.2%
Divi’s Laboratories Ltd.	53,550	1,223,506
Dr. Reddy’s Laboratories Ltd.	77,580	2,981,528
Glenmark Pharmaceuticals Ltd.	94,410	738,780
Hero MotoCorp Ltd.	34,200	1,315,295
Hindustan Petroleum Corp. Ltd.	414,270	1,927,459

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge MSCI Multifactor Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Page Industries Ltd.	3,780	$1,071,621
Petronet LNG Ltd.	378,900	1,343,171
REC Ltd.	469,170	973,128
Tech Mahindra Ltd.	321,390	3,506,450

		15,080,938

Indonesia — 1.5%
Adaro Energy Tbk PT	9,783,000	887,650
Bukit Asam Tbk PT	2,142,000	459,241
Charoen Pokphand Indonesia Tbk PT	4,977,000	1,708,692
Indah Kiat Pulp & Paper Corp. Tbk PT	1,863,000	1,011,613
Pabrik Kertas Tjiwi Kimia Tbk PT	1,044,000	746,106
Pakuwon Jati Tbk PT	11,178,000	552,145

		5,365,447

Malaysia — 1.6%
AirAsia Group Bhd	1,134,000	782,069
Alliance Bank Malaysia Bhd	630,000	578,809
AMMB Holdings Bhd	1,125,000	1,189,297
Nestle Malaysia Bhd(b)	45,000	1,578,571
PPB Group Bhd	387,020	1,734,455

		5,863,201

Mexico — 0.2%
Megacable Holdings SAB de CV, CPO	198,000	816,877

Peru — 0.5%
Credicorp Ltd.	7,110	1,591,218

Philippines — 0.8%
Alliance Global Group Inc.	2,646,000	791,350
DMCI Holdings Inc.	3,024,000	613,368
Megaworld Corp.	7,461,000	843,924
Robinsons Land Corp.	1,314,000	654,972

		2,903,614

Poland — 0.8%
Dino Polska SA(a)(c)	33,480	1,084,175
Jastrzebska Spolka Weglowa SA(a)	38,790	506,894
PGE Polska Grupa Energetyczna SA(a)	572,310	1,375,075

		2,966,144

Qatar — 1.6%
Barwa Real Estate Co.	133,830	1,313,781
Commercial Bank PQSC (The)	136,530	1,734,159
Mesaieed Petrochemical Holding Co.	7,803	55,967
Ooredoo QPSC	55,170	972,000
Qatar Fuel QSC	30,073	1,694,022

		5,769,929

Russia — 0.7%
Inter RAO UES PJSC	23,490,000	1,447,452
Magnitogorsk Iron & Steel Works PJSC	1,638,000	1,122,866

		2,570,318

Saudi Arabia — 3.9%
Advanced Petrochemical Co.	33,210	491,462
Bank Al-Jazira	134,820	524,131
Banque Saudi Fransi	183,960	1,964,509
Bupa Arabia for Cooperative Insurance Co.	9,360	219,628
Dar Al Arkan Real Estate Development Co.	179,010	482,089
Jarir Marketing Co.	19,710	877,670
Riyad Bank	408,690	2,887,806
Samba Financial Group	332,910	3,106,870
Saudi Airlines Catering Co.	13,680	304,215
Saudi British Bank (The)	75,690	779,030

Security	Shares	Value

Saudi Arabia (continued)
Saudi Cement Co.	25,200	$425,336
Saudi Industrial Investment Group	73,800	472,276
Yanbu National Petrochemical Co.	76,410	1,295,793

		13,830,815

South Africa — 7.5%
Anglo American Platinum Ltd.	36,180	1,821,191
AngloGold Ashanti Ltd.	279,180	3,733,523
Bidvest Group Ltd. (The)	196,740	2,798,891
Capitec Bank Holdings Ltd.	30,240	2,740,368
Exxaro Resources Ltd.	171,000	1,995,499
Investec Ltd.	195,660	1,151,716
Kumba Iron Ore Ltd.	43,920	1,333,636
Liberty Holdings Ltd.	96,570	722,210
Mondi Ltd.	80,550	1,657,479
Mr. Price Group Ltd.	174,690	2,365,800
Netcare Ltd.	768,510	981,919
Old Mutual Ltd.	2,456,280	3,550,069
RMB Holdings Ltd.	170,370	963,996
Telkom SA SOC Ltd.	192,690	1,214,050

		27,030,347

South Korea — 12.7%
BNK Financial Group Inc.	185,310	1,073,674
Daelim Industrial Co. Ltd.	18,990	1,650,403
DB Insurance Co. Ltd.	33,930	1,752,200
E-MART Inc.	14,040	1,697,674
Hana Financial Group Inc.	203,760	6,210,839
Hankook Tire & Technology Co. Ltd.	50,760	1,491,813
Hyundai Department Store Co. Ltd.	9,360	664,922
Hyundai Marine & Fire Insurance Co. Ltd.	42,480	1,096,868
Kia Motors Corp.	178,740	5,905,969
Kumho Petrochemical Co. Ltd.	12,420	999,106
LG Corp.	48,690	2,996,874
LG Uplus Corp.	74,610	873,969
Orange Life Insurance Ltd.(c)	22,230	677,596
POSCO Chemical Co. Ltd.(b)	16,110	735,901
Samsung Electronics Co. Ltd.	116,910	4,172,202
SK Hynix Inc.	155,070	8,502,873
SK Telecom Co. Ltd.	13,770	2,896,452
Woongjin Coway Co. Ltd.	34,650	2,330,561

		45,729,896

Taiwan — 10.8%
Asia Cement Corp.	1,530,000	2,182,776
AU Optronics Corp.	6,030,000	1,773,950
Chicony Electronics Co. Ltd.	415,169	983,667
Far Eastern New Century Corp.	2,160,000	2,241,139
Feng TAY Enterprise Co. Ltd.	180,880	1,367,507
Inventec Corp.	1,800,000	1,355,160
Lite-On Technology Corp.	1,440,718	2,055,402
Micro-Star International Co. Ltd.	450,000	1,175,801
Nanya Technology Corp.	540,000	1,052,242
Novatek Microelectronics Corp.	360,000	1,907,473
Phison Electronics Corp.	90,000	814,235
Powertech Technology Inc.	540,000	1,269,181
Realtek Semiconductor Corp.	360,000	2,277,580
Ruentex Development Co. Ltd.	360,000	465,765
Ruentex Industries Ltd.	235,400	515,292
Synnex Technology International Corp.	900,000	1,088,968
Taiwan Business Bank	2,610,004	1,069,183
Taiwan Semiconductor Manufacturing Co. Ltd.	720,000	5,363,701

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge MSCI Multifactor Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
United Microelectronics Corp.	8,190,000	$3,342,064
Win Semiconductors Corp.	234,000	1,291,673
Wistron Corp.	1,890,063	1,345,241
WPG Holdings Ltd.	1,080,160	1,349,666
Yageo Corp.	205,358	1,695,482
Zhen Ding Technology Holding Ltd.	270,000	790,890

		38,774,038

Thailand — 0.3%
Robinson PCL, NVDR	387,000	666,451
TMB Bank PCL, NVDR	7,992,000	477,285

		1,143,736

Turkey — 0.1%
Turkiye Sise ve Cam Fabrikalari AS	459,090	409,084

United Arab Emirates — 1.6%
Aldar Properties PJSC	2,656,350	1,316,206
Dubai Islamic Bank PJSC	1,033,830	1,418,558
Emaar Properties PJSC	2,359,800	2,871,772

		5,606,536

Total Common Stocks — 94.6% (Cost: $363,740,976)		340,349,104

Preferred Stocks

Brazil — 3.6%
Itausa-Investimentos Itau SA, Preference Shares, NVS	2,880,038	9,116,000
Telefonica Brasil SA, Preference Shares, NVS	297,000	3,645,731

		12,761,731

Security	Shares	Value

Russia — 0.8%
Surgutneftegas PJSC, Preference Shares, NVS	4,716,000	$2,929,525

South Korea — 0.3%
Samsung Electronics Co. Ltd., Preference Shares, NVS	41,760	1,220,294

Total Preferred Stocks — 4.7% (Cost: $15,395,888)		16,911,550

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(d)(e)(f)	3,352,298	3,353,639

Total Short-Term Investments — 0.9% (Cost: $3,353,325)		3,353,639

Total Investments in Securities — 100.2% (Cost: $382,490,189)		360,614,293

Other Assets, Less Liabilities — (0.2)%		(746,137)

Net Assets — 100.0%		$359,868,156

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned Securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	7,667,698	—	(4,315,400	)(a)	3,352,298	$3,353,639	$22,755	(b)	$104	$(341)
BlackRock Cash Funds: Treasury, SL Agency Shares	315,226	—	(315,226	)(a)	—	—	9,130		—	—
iShares MSCI India ETF	269,999	—	(269,999)		—	—	—		(511,127)	(462,793)

						$3,353,639	$31,885		$(511,023)	$(463,134)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini	37	06/21/19	$ 1,850	$(45,228)

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge MSCI Multifactor Emerging Markets ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$340,349,104	$—	$—	$340,349,104
Preferred Stocks	16,911,550	—	—	16,911,550
Money Market Funds	3,353,639	—	—	3,353,639

	$360,614,293	$—	$—	$360,614,293

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(45,228)	$—	$—	$(45,228)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

4